CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash	$ 33,865	$ 46,286	$ 832,159	[1]
Accounts receivable, net	175,711	79,943	242,075	[1]
Inventory	297,810	350,273	388,821	[1]
Recoverable IVA taxes and credits	352,993	353,780	417,897	[1]
Other current assets	246,565	279,878	52,014
Total Current Assets	1,106,944	1,110,160	1,932,966	[1]
Non-Current Assets
Plant and equipment, net	201,757	231,328	300,388	[1]
Intangibles, net	157,667	168,417	211,417	[1]
Investment	3,000	3,000		[1]
Other assets	7,305	9,847	11,712	[1]
Total Non-Current Assets	369,729	412,592	523,517	[1]
Total Assets	1,476,673	1,522,752	2,456,483	[1]
Current Liabilities
Accounts payable and accrued expenses	198,414	320,487	38,372	[1]
Notes payable	562,750	526,750	103,320	[1]
Convertible debt, net of unamortized discount	120,957	1,180		[1]
Derivative liability	818,844	113,074		[1]
IVA and other taxes payable	147,136	166,108	192,044	[1]
Advances from customers	150,571	132,133	1,986	[1]
Total Current Liabilities	1,998,672	1,259,732	335,722	[1]
Total Liabilities	1,998,672	1,259,732	335,722	[1]
Stockholders' Equity (Deficit)
Preferred stock				[1]
Common stock	5,545	5,545	4,478	[1]
Additional paid-in-capital	8,284,522	8,284,522	5,735,861	[1]
Accumulated deficit	(9,313,135)	(8,757,197)	(4,026,148)	[1]
Accumulated other comprehensive income	501,069	730,150	406,570	[1]
Total stockholder's equity - controlling interest	(521,999)	263,020	2,120,761	[1]
Non-controlling interest				[1]
Total Stockholders' Equity (Deficit)	(521,999)	263,020	2,120,761	[1]
Total Liabilities and Stockholders' Equity (Deficit)	$ 1,476,673	$ 1,522,752	$ 2,456,483	[1]

[1]	As Restated